DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Financial Performance of the Discontinued Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
NET REVENUES	$ 286
OPERATING LOSS	(7,942)	$ (6,475)	$ (9,548)
FINANCIAL INCOME	1,318	8,347	301
FINANCIAL EXPENSES	1,456	1,512	9,251
FINANCIAL INCOME (EXPENSES), net	(138)	6,835	(8,950)
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	7,651	(8,628)	42,414
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
NET REVENUES	7,490	8,043	6,530
COST OF REVENUES	1,977	3,193	3,459
GROSS PROFIT	5,513	4,850	3,071
SELLING AND MARKETING EXPENSES	3,315	5,950	14,756
GENERAL AND ADMINISTRATIVE EXPENSES	2,624	4,679	10,200
OTHER INCOME (EXPENSES)	8,062	(2,359)	44,064
OPERATING LOSS	7,636	(8,138)	22,179
FINANCIAL INCOME	127	54	20,588
FINANCIAL EXPENSES	112	544	353
FINANCIAL INCOME (EXPENSES), net	15	(490)	20,235
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	$ 7,651	$ (8,628)	$ 42,414